OPERATING LEASE COMMITMENTS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Lease Commitments Details Narrative
Net rent expense	$ 367,204	$ 54,408